RELATED PARTY TRANSACTIONS (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Short-term benefits	$ 1,921	$ 1,578	$ 987
Other long-term benefits	63	569	61
Share-based payment	2,342	1,689	4,842
Key management personnel compensation	$ 4,326	$ 3,836	$ 5,890